Cover	Aug. 27, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2019
Entity File Number	1-9656
Entity Registrant Name	LA-Z-BOY INCORPORATED
Entity Central Index Key	0000057131
Entity Tax Identification Number	38-0751137
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	One La-Z-Boy Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48162-5138
City Area Code	734
Local Phone Number	242-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	LZB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false